Retirement Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 165,224	$ 153,534
Defined Benefit Plan, Net Periodic Benefit Cost	4,816	4,433
Supplemental Executive Retirement Plans [Member]
Defined Benefit Plan, Interest Cost	$ 240,193	$ 228,929